Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
indirect loans	S/ 4,101,977	S/ 4,071,460
Notional amount asset	15,473,189	8,537,851
Derivative liabilities notional amount	2,256,834	2,226,180
Off balance sheet total	17,730,023	10,764,031
Notional amount of assets and liabilities off balance sheet total one	32,793,494	24,008,094
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	2,993,652	2,023,812
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	5,770,518	2,709,626
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	794,623	484,553
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	933,299	424,561
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	525,744	443,770
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	9,673,520	7,916,890
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	1,287,974	1,255,713
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
indirect loans	3,857,831	3,763,591
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
indirect loans	244,146	307,869
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	22,154	234,780
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	4,238,143	2,018,220
Derivative liabilities notional amount	298,260	303,570
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	195,056	198,529
Derivative liabilities notional amount	S/ 1,958,574	S/ 1,922,610